Summary of New Accounting Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
New Accounting Pronouncements And Changes In Accounting Principles Abstract
Summary of New Accounting Pronouncements

2. SUMMARY OF NEW ACCOUNTING PRONOUNCEMENTS

Recently Adopted Accounting Pronouncements—The Company qualifies as an emerging growth company as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) and therefore intends to take advantage of certain exemptions from various public company reporting requirements, including delaying adoption of new or revised accounting standards until those standards apply to private companies. The Company has elected to use this extended transition period under the JOBS Act. The effective dates shown below reflect the election to use the extended transition period.

In June 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2018-07, Compensation—Stock Compensation: Improvements to Nonemployee Share-Based Payment Accounting. Under the revised guidance, the accounting for awards issued to non-employees will be similar to the accounting for employee awards. The new guidance is effective for fiscal years beginning after December 15, 2019. The standard was adopted as of January 1, 2020 and did not have a material impact on the Company’s condensed consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment. The revised guidance eliminates Step 2 of the current goodwill impairment analysis test, which requires hypothetical purchase price allocation to measure goodwill impairment. A goodwill impairment loss will instead be measured at the amount by which a reporting unit’s carrying amount exceeds its fair value, not to exceed the carrying amount of goodwill. The revised guidance was adopted as of January 1, 2020 and did not have a material impact on the Company’s condensed consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted— In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40)—Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU simplifies accounting for convertible instruments by removing major separation models required under current GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for the exception. The ASU also simplifies the diluted net income per share calculation in certain areas. The new guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, and early adoption is permitted. The Company is currently evaluating the impact of the adoption of the standard on the condensed consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions affected by the expected transition away from reference rates that are expected to be discontinued, such as LIBOR. ASU 2020-04 was effective upon issuance. The Company may elect to apply the guidance prospectively through December 31, 2022. The Company is currently evaluating the impact of the adoption of the standard on the condensed consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and clarifies and amends certain guidance to promote consistent application. ASU 2019-12 is effective for the Company’s annual and interim periods beginning on January 1, 2021, with early adoption permitted. Depending on the amendment, adoption may be applied on a retrospective, modified retrospective or prospective basis. The Company is currently evaluating the impact of the adoption of the standard on the condensed consolidated financial statements and does not anticipate the standard to have a significant impact.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326). The standard introduces a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses and will apply to trade receivables. The new guidance will be effective for the Company’s annual and interim periods beginning after December 15, 2022. The Company is currently evaluating the impact of the adoption of the standard on the condensed consolidated financial statements and does not anticipate the standard to have a significant impact.

In February 2016, the FASB issued ASU 2016-2, Leases (Topic 842), to improve financial reporting regarding leasing transactions. The ASU primarily affects the accounting by the lessee in that it requires a lessee to recognize lease assets and liabilities, initially measured at the present value of the lease payments, on the balance sheets for those leases classified as operating leases under previous guidance. The new leasing standard is effective for the Company’s annual and interim periods beginning after December 15, 2021. The new leasing standard requires modified retrospective transition. The Company is currently evaluating the impact of the adoption of the updated standard on the condensed consolidated financial statements, but anticipates a material increase in assets and liabilities due to the recognition of the required right-of-use asset and corresponding liability for all significant lease obligations that are currently classified as operating leases.

3. SUMMARY OF NEW ACCOUNTING PRONOUNCEMENTS

Recently Adopted Accounting Pronouncements— The Company qualifies as an emerging growth company as defined in the Jumpstart Our Business Startups Act of 2012 (JOBS Act) and therefore intends to take advantage of certain exemptions from various public company reporting requirements, including delaying adoption of new or revised accounting standards until those standards apply to private companies. The Company has elected to use this extended transition period under the JOBS Act. The effective dates shown below reflect the election to use the extended transition period.

Between May 2014 and May 2016, the FASB issued three Accounting Standard Updates (ASUs) that changed the requirements for recognizing and reporting revenue (together, herein referred to as the “Revenue ASUs”): ASU No. 2014-09, Revenue from Contracts with Customers, (ii) ASU No. 2016-08, Principal versus Agent Considerations (Reporting Revenue Gross versus Net) and (iii) ASU No. 2016-12, Narrow-Scope Improvements and Practical Expedients. ASU 2014-09 provides guidance to recognize revenue for the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2016-08 is intended to improve the operability and understandability of the implementation guidance on principal versus agent considerations. ASU 2016-12 provides practical expedients and improvements to ASU 2014-09. On January 1, 2019, the Company adopted ASC 606 by applying the modification practical expedient in using the modified retrospective method applied to those contracts which were not completed as of December 31, 2018. Results for reporting periods beginning on the date of adoption are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with the Company’s historical accounting methodology pursuant to ASC 605, Revenue Recognition. Upon adoption, a cumulative effect adjustment was immaterial.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force). The FASB’s new guidance aligns the requirements for capitalizing implementation costs in a cloud computing arrangement service contract with the requirements for capitalizing implementation costs incurred for an internal-use software license. The Company early adopted the new guidance prospectively on January 1, 2018.

Recently Issued Accounting Pronouncements—In June 2018, the FASB issued ASU 2018-07, Compensation—Stock Compensation: Improvements to Nonemployee Share-Based Payment Accounting. Under the revised guidance, the accounting for awards issued to non-employees will be similar to the accounting for employee awards. The new guidance is effective for fiscal years beginning after December 15, 2019. The Company is currently evaluating the impact of the adoption of the updated standard on the consolidated financial statements and footnote disclosure.

In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment. The revised guidance eliminates Step 2 of the current goodwill impairment analysis test, which requires hypothetical purchase price allocation to measure goodwill impairment. A goodwill impairment loss will instead be measured at the amount by which a reporting unit’s carrying amount exceeds its fair value, not to exceed the carrying amount of goodwill. The revised guidance will be applied prospectively and is effective in 2020. The standard is not expected to have a material impact on the Company’s consolidated financial statements and footnote disclosure.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326). The standard introduces a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses and will apply to trade receivables. The new guidance will be effective beginning after December 15, 2020. The Company is currently evaluating the impact of the adoption of the standard on the consolidated financial statements and footnote disclosure.

In February 2016, the FASB issued ASU 2016-2, Leases (Topic 842), to improve financial reporting regarding leasing transactions. The ASU primarily affects the accounting by the lessee in that it requires a lessee to recognize lease assets and liabilities, initially measured at the present value of the lease payments, on the balance sheets for those leases classified as operating leases under previous guidance. The new leasing standard is effective for fiscal years beginning after December 15, 2020. The new leasing standard requires modified retrospective transition. The Company is currently evaluating the impact of the adoption of the updated standard on the consolidated financial statements and footnote disclosure.

There have been no other new accounting pronouncements that, once adopted, are expected to have a material impact on the Company’s consolidated financial statements of notes thereto.